                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:

Check here if Amendment [ ]; Amendment Number: 03/31/01

This Amendment (Check only one.):   [ ]     is a restatement.
                                    [ ]     adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:

Name:   Petros Advisors LLC
       ---------------------
Address: 8711 E. Pinnacle Peak Road, F207
         --------------------------------
         Scottsdale, AZ 85255
         --------------------


Form 13F File Number: 28-__6013__________ (first filing)

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Brinkman
        ---------------
Title:  Chief Operating Officer
        -----------------------
Phone:  (480) 585-5844
        --------------

Signature, Place, and Date of Signing:


Andrew J. Brinkman         Scottsdale, AZ               04/26/2001
 ------------------        ----------------             ----------
[Signature]                 [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-____________             _______________________________
        [Repeat as necessary.]

                                    Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 N/A
                                                   ---

Form 13F Information Table Entry Total:             49
                                                    --

Form 13F Information Table Value Total:         $ 77,544
                                                --------
                                               (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        No.      Form 13F File Number          Name
                 28-
      -----         ----------------           ---------------------------

        [Repeat as necessary.]

        None





   Page 1 of 1                                                                   Name of Reporting Manager  Petros Advisors LLC


      Item 1:                            Item 2:        Item 3:       Item 4:       Item 5:                  Item 6:
  Name of Issuer                     Title of Class     CUSIP       Fair Market   Shares or          Investment Discretion
                                                       Number          Value      Principal (a) Sole   (b) Shared -     (c) Shared -
                                                                                    Amount                 As Defined       Other
                                                                                                           in Instr. V
------------------------------------------------------------------------------------------------------------------------------------
Actuate Corporation                       COM         00508B102      1,338,750     140,000     x
Andrx Group                               COM         034551101      6,272,000     128,000     x
Asm Lithography                           COM         N07059111      1,626,563      75,000     x
Avigen Inc                                COM         053690103      1,608,750     132,000     x
Blockbuster Inc -Class A                  COM         093679108      2,998,000     200,000     x
Bmc Software Inc                          COM         055921100      1,075,000      50,000     x
Broadbase Software Inc                    COM         11130R100      1,066,380     525,000     x
Business Objects Sa-Sp Adr                COM         12328X107        154,375       5,000     x
Cabot Microelectronics Corp               COM         12709P103      1,106,250      25,000     x
Cadence Design Sys Inc                    COM         127387108      1,386,750      75,000     x
Caremark Rx Inc                           COM         141705103        652,000      50,000     x
Citrix Systems Inc                        COM         177376100      1,056,250      50,000     x
Commscope Inc                             COM         203372107      1,668,000     100,000     x
Compuware Corp                            COM         205638109      1,462,500     150,000     x
Cryolife Inc                              COM         228903100      1,944,750      75,000     x
Digitas Inc                               COM         25388K104        187,500      40,000     x
Documentum Inc                            COM         256159104        550,000      50,000     x
Gateway Inc                               COM         367626108      1,260,750      75,000     x
I-Stat Corp                               COM         450312103     13,852,875     697,000     x
I2 Technologies Inc                       COM         465754109      1,450,000     100,000     x
Ibis Technology Corp                      COM         450909106      3,231,250     117,500     x
Informatica Corp                          COM         45666Q102        332,813      25,000     x
Insite Vision Inc                         COM         457660108        537,500     215,000     x
Integrated Device Tech Inc                COM         458118106        888,300      30,000     x
Integrated Information Sys                COM         45817B103        157,398     209,864     x
Intergraph Corp                           COM         458683109      1,356,250     140,000     x
Ivax Corp                                 COM         465823102      3,978,450     126,300     x
Kana Communications Inc                   COM         483600102      1,269,063     655,000     x
Keycorp                                   COM         493267108      1,290,000      50,000     x
Legato Systems Inc                        COM         524651106      1,809,375     150,000     x
Martek Biosciences Corp                   COM         572901106      3,100,000     200,000     x
Mattson Technology Inc                    COM         577223100      1,890,625     125,000     x
Mentor Graphics Corp                      COM         587200106      2,062,500     100,000     x
Micron Technology Inc                     COM         595112103      2,076,500      50,000     x
Nasdaq-100 Index                          COM         631100104        587,250      15,000     x
Nexmed Inc                                COM         652903105      1,465,625     335,000     x
Oracle Corporation                        COM         68389X105      1,123,500      75,000     x
Perficient Inc                            COM         71375U101        136,720      50,000     x
Rational Software Corp                    COM         75409P202      1,065,000      60,000     x
Seebeyond Technology Corp                 COM         815704101      1,275,000     100,000     x
Service Corp International                COM         817565104        356,250      75,000     x
Sovereign Bancorp Inc                     COM         845905108      1,270,320     150,000     x
Structural Dynamics Research              COM         863555108      1,065,233      75,000     x
Tibco Software Inc                        COM         88632Q103        212,500      25,000     x
Verisign Inc                              COM         92343E102        885,938      25,000     x
Western Digital Corp                      COM         958102105        501,704     105,400     x
PUT/IVX(IVXPF) @ 30 EXP04/21/2001         PUT         465823952        114,375         750     x
CALL/T(WTAD) @ 20 EXP01/19/2002           CALL        011957909        225,000         500     x
CALL/WMT(WWTAI) @ 45 EXP01/19/2002        CALL        931142903        562,500         500     x

                                                                    77,544,380

                                                                      (SEC USE ONLY)

      Item 1:                                Item 7:                      Item 8:
  Name of Issuer                             Managers            Voting Authority (Shares)
                                        See Instr. V     (a) Sole    (b) Shared   (c) None
-------------------------------------------------------------------------------------------
Actuate Corporation                                      140,000
Andrx Group                                              128,000
Asm Lithography                                           75,000
Avigen Inc                                               132,000
Blockbuster Inc -Class A                                 200,000
Bmc Software Inc                                          50,000
Broadbase Software Inc                                   525,000
Business Objects Sa-Sp Adr                                 5,000
Cabot Microelectronics Corp                               25,000
Cadence Design Sys Inc                                    75,000
Caremark Rx Inc                                           50,000
Citrix Systems Inc                                        50,000
Commscope Inc                                            100,000
Compuware Corp                                           150,000
Cryolife Inc                                              75,000
Digitas Inc                                               40,000
Documentum Inc                                            50,000
Gateway Inc                                               75,000
I-Stat Corp                                              697,000
I2 Technologies Inc                                      100,000
Ibis Technology Corp                                     117,500
Informatica Corp                                          25,000
Insite Vision Inc                                        215,000
Integrated Device Tech Inc                                30,000
Integrated Information Sys                               209,864
Intergraph Corp                                          140,000
Ivax Corp                                                126,300
Kana Communications Inc                                  655,000
Keycorp                                                   50,000
Legato Systems Inc                                       150,000
Martek Biosciences Corp                                  200,000
Mattson Technology Inc                                   125,000
Mentor Graphics Corp                                     100,000
Micron Technology Inc                                     50,000
Nasdaq-100 Index                                          15,000
Nexmed Inc                                               335,000
Oracle Corporation                                        75,000
Perficient Inc                                            50,000
Rational Software Corp                                    60,000
Seebeyond Technology Corp                                100,000
Service Corp International                                75,000
Sovereign Bancorp Inc                                    150,000
Structural Dynamics Research                              75,000
Tibco Software Inc                                        25,000
Verisign Inc                                              25,000
Western Digital Corp                                     105,400
PUT/IVX(IVXPF) @ 30 EXP04/21/2001                            750
CALL/T(WTAD) @ 20 EXP01/19/2002                              500
CALL/WMT(WWTAI) @ 45 EXP01/19/2002                           500




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